Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	March 31, 2022	March 31, 2021
Property and buildings	$4,878,918	$1,581,295
Leasehold improvements	4,370,186	1,053,467
Land	3,809,390	4,192,743
Equipment and furniture	985,986	1,250,548
Automobiles	264,701	288,201
Software	412,157	379,610
Construction in progress	-	2,939,288
Subtotal	14,721,338	11,685,152
Less: accumulated depreciation	(1,987,156)	(1,131,428)
Property and equipment, net	$12,734,182	$10,553,724